OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
OTHER INTANGIBLE ASSETS

NOTE 18 – OTHER INTANGIBLE ASSETS

The following table shows the movements of the other intangible assets during years ended on December 31, 2022, 2021 and 2020:

	Internally generated				Separate
	Developing		In use		acquisition		Total
Balance as of January 1, 2020	Ps.	347,156	Ps.	193,899	Ps.	665,436	Ps.	1,206,491
Business combination (1)		—		—		174,317		174,317
Capitalizations / Acquisitions / Purchases		339,245		—		110,165		449,410
Amortization		—		(35,272)		(173,403)		(208,675)
Transfers		(212,742)		74,146		138,596		—
Withdrawals		(381)		(5,218)		(7,495)		(13,094)
Discontinued operations (2)		—		—		(66,771)		(66,771)
Reclassification BAC (2)(3)		—		—		97,537		97,537
Effect of movements in exchange rates		(74)		—		(15,471)		(15,545)
Balance as of December 31, 2020	Ps.	473,204	Ps.	227,555	Ps.	922,911	Ps.	1,623,670
Capitalizations / Acquisitions / Purchases		376,344		—		106,184		482,528
Amortization		—		(44,916)		(192,712)		(237,628)
Impairment loss		—		—		(3,000)		(3,000)
Transfers		(290,425)		197,235		93,190		—
Withdrawals		(9,962)		(918)		(7,826)		(18,706)
Discontinued operations (2)		13,538		—		(90,873)		(77,335)
Reclassification BAC (2)(3)		—		—		93,639		93,639
Effect of movements in exchange rates		562		—		22,312		22,874
Balance as of December 31, 2021	Ps.	563,261	Ps.	378,956	Ps.	943,825	Ps.	1,886,042
Capitalizations / Acquisitions / Purchases		494,055		—		105,623		599,678
Amortization		—		(70,538)		(187,379)		(257,917)
Impairment loss		—		—		—		—
Transfers		(252,193)		155,588		96,605		—
Withdrawals		(3,619)		(46)		(1,335)		(5,000)
Discontinued operations (2)		—		—		(23,239)		(23,239)
Loss of control in subsidiary (2)		(13,538)		—		(177,432)		(190,970)
Effect of movements in exchange rates		1,720		—		29,844		31,564
Balance as of December 31, 2022	Ps.	789,686	Ps.	463,960	Ps.	786,512	Ps.	2,040,158

(1)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35). Licenses, software and information technology applications Ps. 61,650 and other intangibles Ps. 112,667.
(2)	See note 1.1 “Discontinued operations of BAC Holding”.
(3)	Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.